Note 17 - Regulatory Capital - Capital Amounts and Ratios (Details) $ in Thousands		Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Common equity tier 1 capital, actual amount		$ 89,473	$ 83,525
Common equity tier 1 capital, actual percent of asset	[1]	0.1362	0.1321
Common equity tier 1 capital, amount required to be adequately capitalized		$ 29,571	$ 28,458
Common equity tier 1 capital, percent of assets required to be adequately capitalized	[1]	0.045	0.045
Common equity tier 1 capital, excess capital amount		$ 59,902	$ 55,067
Common equity tier 1 capital, excess capital percent of assets	[1]	0.0912	0.0871
Common equity tier 1 capital, amount to be well capitalized under prompt corrective action provisions		$ 42,714	$ 41,106
Common equity tier 1 capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.065	0.065
Tier 1 leverage, actual amount		$ 89,473	$ 83,525
Tier 1 leverage, actual percent of asset	[1]	0.0985	0.1089
Tier 1 leverage, amount required to be adequately capitalized		$ 36,330	$ 30,684
Tier 1 leverage, percent of assets required to be adequately capitalized	[1]	0.04	0.04
Tier 1 leverage, excess capital amount		$ 53,143	$ 52,841
Tier 1 leverage, excess capital percent of assets	[1]	0.0585	0.0689
Tier 1 leverage, amount to be well capitalized under prompt corrective action provisions		$ 45,412	$ 38,355
Tier 1 leverage, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.05	0.05
Tier 1 risk-based capital, actual amount		$ 89,473	$ 83,525
Tier 1 risk-based capital, actual percent of asset	[1]	0.1362	0.1321
Tier 1 risk-based capital, amount required to be adequately capitalized		$ 39,428	$ 37,944
Tier 1 risk-based capital, percent of assets required to be adequately capitalized	[1]	0.06	0.06
Tier 1 risk-based capital, excess capital amount		$ 50,045	$ 45,581
Tier 1 risk-based capital, excess capital percent of assets	[1]	0.0762	0.0721
Tier 1 risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 52,571	$ 50,591
Tier 1 risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.08	0.08
Total risk-based capital, actual amount		$ 97,717	$ 91,438
Total risk-based capital, actual percent of asset	[1]	0.1487	0.1446
Total risk-based capital, amount required to be adequately capitalized		$ 52,571	$ 50,591
Total risk-based capital, percent of assets required to be adequately capitalized	[1]	0.08	0.08
Total risk-based capital, excess capital amount		$ 45,146	$ 40,847
Total risk-based capital, excess capital percent of assets	[1]	0.0687	0.0646
Total risk-based capital, amount to be well capitalized under prompt corrective action provisions		$ 65,714	$ 63,239
Total risk-based capital, percent of assets to be well capitalized under prompt corrective action provisions	[1]	0.1	0.1

[1]	Based upon the Bank's adjusted total assets for the purpose of the Tier 1 leverage capital ratio and risk-weighted assets for the purpose of the risk-based capital ratios.